Related party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party [Abstract]
Disclosure of transactions between related parties
The following table summarises the transactions with TCCC that directly impacted the consolidated income statement for the years presented:

	Year ended 31 December
	2022	2021	2020
	€ million	€ million	€ million
Amounts affecting revenue(A)	117	50	50
Amounts affecting cost of sales(B)	(3,805)	(3,056)	(2,555)
Amounts affecting operating expenses(C)	19	9	8
Total net amount affecting the consolidated income statement	(3,669)	(2,997)	(2,497)
(A)Amounts principally relate to fountain syrup and packaged product sales.
(B)Amounts principally relate to the purchase of concentrate, syrup, mineral water and juice, as well as funding for marketing programmes.
(C)Amounts principally relate to certain costs associated with new product development initiatives and reimbursement of certain marketing expenses.
The following table summarises the transactions with TCCC that impacted the consolidated statement of financial position for the periods presented:

	Year ended 31 December
	2022	2021
	€ million	€ million
Amounts due from TCCC	130	135
Amounts payable to TCCC	442	189
The following table summarises the transactions with Cobega that directly impacted the consolidated income statement for the years presented:

	Year ended 31 December
	2022	2021	2020
	€ million	€ million	€ million
Amounts affecting revenue(A)	2	1	1
Amounts affecting cost of sales(B)	(76)	(49)	(43)
Amounts affecting operating expenses(C)	(17)	(11)	(8)
Total net amount affecting the consolidated income statement	(91)	(59)	(50)
(A)Amounts principally relate to packaged product sales.
(B)Amounts principally relate to the purchase of packaging materials and concentrate.
(C)Amounts principally relate to maintenance and repair services and transportation.
The following table summarises the transactions with Cobega that impacted the consolidated statement of financial position for the periods presented:

	Year ended 31 December
	2022	2021
	€ million	€ million
Amounts due from Cobega	3	2
Amounts payable to Cobega	24	19
The following table summarises the transactions with associates, joint ventures and other related parties:

	Year ended 31 December
	2022	2021	2020
	€ million	€ million	€ million
Net amounts affecting consolidated income statement – associates(A)	(73)	(49)	—
Net amounts affecting consolidated income statement – joint ventures(B)	(9)	(9)	—
Net amounts affecting consolidated income statement – other related parties(A)	(85)	(52)	—
Total net amount affecting the consolidated income statement	(167)	(110)	—
(A)Amounts principally relate to container deposit scheme charges in Australia.
(B)Amounts principally relate to the purchase of finished products and resin.
The following table summarises the balances with associates, joint ventures and other related parties:

	Year ended 31 December
	2022	2021
	€ million	€ million
Amounts due from associates	6	6
Amounts payable to associates	9	—
Amounts payable to joint ventures	—	2
Amounts payable to other related parties	10	—
The following table summarises the total remuneration paid or accrued during the reporting period related to key management personnel:

	Year ended 31 December
	2022	2021	2020
	€ million	€ million	€ million
Salaries and other short-term employee benefits(A)	30	22	20
Post-employment benefits	—	—	1
Share-based payments	15	7	6
Termination benefits	—	—	5
Total	45	29	32
(A)Short-term employee benefits include wages, salaries and social security contributions, paid annual leave and paid sick leave, paid bonuses and non-monetary benefits.
The Group did not have any loans with key management personnel and was not party to any other transactions with key management personnel during the periods presented.